Computation of net income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2014
Computation of net income (loss) per share [Abstract]
Schedule of Calculation of Basic and Diluted Net Income Per Share

The following table presents the calculation of basic and diluted net income per share:

	Year ended December 31,
	2014	2013	2012

	(In thousands, except per share amounts)
Numerator:
Net income (loss) – numerator for basic net income (loss) per share	$(119,420)	$(26,954)	$8,491
Add:
Dilutive effect of earn-out obligation	-	(1,683)	-
Numerator for diluted income (loss) per share	$(119,420)	$(28,637)	$8,491
Denominator:
Weighted average shares – denominator for basic net income (loss) per share	50,019	42,079	22,812
Add:
Dilutive effect of earn-out obligation	-	20	-
Additional shares from the assumed exercise of employee stock options	-	-	964
Denominator for diluted income (loss) per share	50,019	42,099	23,776
Net income (loss) per share
Basic	$(2.39)	$(0.64)	$0.37
Diluted	$(2.39)	$(0.68)	$0.36